STATEMENT OF OPERATIONS	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 213,673
Administrative expenses - related party	60,000
Franchise tax expense	114,023
Loss from operations	(387,696)
Other income (expense)
Change in the fair value of derivative liabilities	(15,340,000)
Financing costs - derivative warrant liabilities	(474,390)
Net gain from investments held in Trust Account	67,571
Net loss	$ (16,134,515)
Common Class A [Member]
Other income (expense)
Weighted average shares outstanding common stock (in Shares) | shares	13,163,265
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.89)
Class B Common Stock
Other income (expense)
Weighted average shares outstanding common stock (in Shares) | shares	5,000,000
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.89)